Loan Receivables (Tables)	12 Months Ended
Apr. 30, 2023
Loan Receivables [Abstract]
Schedule of Loan Receivables	A summary of the Company’s loan receivables is listed as follows:
Borrower	Relationship	April 30, 2023	April 30, 2022
Drop in the Ocean, Inc.	Vendor	$—	$3,977,134
XHJC Holding Inc.	Vendor	—	433,136
Total loan receivables		$—	$4,410,270